UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                    -----------

                               The Westwood Funds
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: September 30
                                              --------------

                   Date of reporting period: December 31, 2006
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 1.3%
     25,100  Lockheed Martin Corp.             $  2,310,957
                                               ------------
             AVIATION: PARTS AND SERVICES -- 2.5%
     75,300  United Technologies Corp.            4,707,756
                                               ------------
             BANKING -- 9.0%
     87,500  Bank of America Corp.                4,671,625
     92,233  Citigroup Inc.                       5,137,378
     93,984  JPMorgan Chase & Co.                 4,539,427
     55,000  Mellon Financial Corp.               2,318,250
                                               ------------
                                                 16,666,680
                                               ------------
             BROKERAGE -- 3.9%
     30,900  Lehman Brothers Holdings Inc.        2,413,908
     29,700  Morgan Stanley                       2,418,471
     14,600  The Bear Stearns Companies Inc.      2,376,588
                                               ------------
                                                  7,208,967
                                               ------------
             BUSINESS SERVICES -- 6.9%
     53,900  Accenture Ltd., Cl. A                1,990,527
     97,100  Automatic Data Processing Inc.       4,782,175
     20,400  FedEx Corp.                          2,215,848
     98,000  First Data Corp.                     2,500,960
     12,900  MasterCard Inc., Cl. A               1,270,521
                                               ------------
                                                 12,760,031
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
    114,300  Motorola Inc.                        2,350,008
                                               ------------
             COMPUTER HARDWARE -- 2.6%
     49,300  International Business
               Machines Corp.                     4,789,495
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 4.4%
    121,300  Microsoft Corp.                      3,622,018
    267,300  Oracle Corp.+                        4,581,522
                                               ------------
                                                  8,203,540
                                               ------------
             CONSUMER PRODUCTS -- 3.9%
     27,500  Altria Group Inc.                    2,360,050
     73,200  Colgate-Palmolive Co.                4,775,568
                                               ------------
                                                  7,135,618
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 5.1%
    121,000  General Electric Co.                 4,502,410
     43,400  ITT Corp.                            2,465,988
     25,400  Textron Inc.                         2,381,758
                                               ------------
                                                  9,350,156
                                               ------------
             ENERGY: INTEGRATED -- 4.6%
     73,000  ConocoPhillips                       5,252,350
     28,000  Dominion Resources Inc.              2,347,520
     18,200  McDermott International Inc.+          925,652
                                               ------------
                                                  8,525,522
                                               ------------
             ENERGY: NATURAL GAS -- 2.5%
     70,406  Apache Corp.                         4,682,703
                                               ------------
             ENERGY: OIL -- 9.5%
     65,500  Exxon Mobil Corp.                    5,019,265
     57,600  Marathon Oil Corp.                   5,328,000
     96,935  Murphy Oil Corp.                     4,929,145
     46,810  Occidental Petroleum Corp.           2,285,732
                                               ------------
                                                 17,562,142
                                               ------------
             FINANCIAL SERVICES -- 12.0%
     77,900  American Express Co.                 4,726,193
     15,900  BlackRock Inc.                       2,415,210
     42,100  Franklin Resources Inc.              4,638,157
     48,600  Hartford Financial
              Services Group Inc.                 4,534,866
     26,600  Lazard Ltd., Cl. A                   1,259,244
     70,000  The Allstate Corp.                   4,557,700
                                               ------------
                                                 22,131,370
                                               ------------
             FOOD AND BEVERAGE -- 1.3%
     40,500  General Mills Inc.                   2,332,800
                                               ------------
             HEALTH CARE -- 2.9%
      9,100  Acuson Corp.+                          336,063
    194,800  Pfizer Inc.                          5,045,320
                                               ------------
                                                  5,381,383
                                               ------------
             HOTELS AND GAMING -- 2.6%
     75,700  Starwood Hotels & Resorts
              Worldwide Inc.                      4,731,250
                                               ------------
             METALS AND MINING -- 1.0%
     20,200  IPSCO Inc.                           1,896,174
                                               ------------
             RETAIL -- 8.3%
    159,100  CVS Corp.                            4,917,781
    123,800  Federated Department Stores Inc.     4,720,494
     19,075  Sears Holdings Corp.+                3,203,265
     60,000  The Home Depot Inc.                  2,409,600
                                               ------------
                                                 15,251,140
                                               ------------
             TELECOMMUNICATIONS -- 7.8%
     76,470  Alltel Corp.                         4,624,906
     66,300  AT&T Inc.                            2,370,225
     50,200  Harris Corp.                         2,302,172
    135,204  Verizon Communications Inc.          5,034,997
                                               ------------
                                                 14,332,300
                                               ------------
             TRANSPORTATION -- 1.3%
     31,500  Burlington Northern
              Santa Fe Corp.                      2,325,015
                                               ------------
             UTILITIES -- 5.3%
     78,200  Exelon Corp.                         4,839,798
    104,300  PG&E Corp.                           4,936,519
                                               ------------
                                                  9,776,317
                                               ------------
             TOTAL COMMON STOCKS                184,411,324
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $155,280,735)              $184,411,324
                                               ============
----------------
              Aggregate book cost              $155,280,735
                                               ============
              Gross unrealized appreciation    $ 29,324,954
              Gross unrealized depreciation        (194,365)
                                               ------------
              Net unrealized appreciation
               (depreciation)                  $ 29,130,589
                                               ============
----------------
 +   Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             COMMON STOCKS -- 60.8%
             AEROSPACE -- 0.8%
     12,995  Lockheed Martin Corp.             $  1,196,450
                                               ------------
             AVIATION: PARTS AND SERVICES -- 1.5%
     38,000  United Technologies Corp.            2,375,760
                                               ------------
             BANKING -- 5.4%
     44,400  Bank of America Corp.                2,370,516
     46,833  Citigroup Inc.                       2,608,598
     44,996  JPMorgan Chase & Co.                 2,173,307
     27,800  Mellon Financial Corp.               1,171,770
                                               ------------
                                                  8,324,191
                                               ------------
             BROKERAGE -- 2.5%
     16,600  Lehman Brothers Holdings Inc.        1,296,792
     15,000  Morgan Stanley                       1,221,450
      7,900  The Bear Stearns Companies Inc.      1,285,962
                                               ------------
                                                  3,804,204
                                               ------------
             BUSINESS SERVICES -- 4.2%
     26,400  Accenture Ltd., Cl. A                  974,952
     49,200  Automatic Data Processing Inc.       2,423,100
     10,300  FedEx Corp.                          1,118,786
     49,400  First Data Corp.                     1,260,688
      6,800  MasterCard Inc., Cl. A                 669,732
                                               ------------
                                                  6,447,258
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.7%
     56,200  Motorola Inc.                        1,155,472
                                               ------------
             COMPUTER HARDWARE -- 1.6%
     24,800  International Business
              Machines Corp.                      2,409,320
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.7%
     61,700  Microsoft Corp.                      1,842,362
    134,680  Oracle Corp.+                        2,308,415
                                               ------------
                                                  4,150,777
                                               ------------
             CONSUMER PRODUCTS -- 2.3%
     13,400  Altria Group Inc.                    1,149,988
     36,100  Colgate-Palmolive Co.                2,355,164
                                               ------------
                                                  3,505,152
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.0%
     62,600  General Electric Co.                 2,329,346
     22,190  ITT Corp.                            1,260,836
     11,200  Textron Inc.                         1,050,224
                                               ------------
                                                  4,640,406
                                               ------------
             ENERGY: INTEGRATED -- 2.8%
     37,700  ConocoPhillips                       2,712,515
     14,000  Dominion Resources Inc.              1,173,760
      9,000  McDermott International Inc.+          457,740
                                               ------------
                                                  4,344,015
                                               ------------
             ENERGY: NATURAL GAS -- 1.5%
     35,655  Apache Corp.                         2,371,414
                                               ------------
             ENERGY: OIL -- 5.9%
     36,500  Exxon Mobil Corp.                    2,796,995
     26,615  Marathon Oil Corp.                   2,461,888
     50,386  Murphy Oil Corp.                     2,562,128
     24,400  Occidental Petroleum Corp.           1,191,452
                                               ------------
                                                  9,012,463
                                               ------------
             FINANCIAL SERVICES -- 7.4%
     38,200  American Express Co.                 2,317,594
      8,300  BlackRock Inc.                       1,260,770
     20,100  Franklin Resources Inc.              2,214,417
     27,000  Hartford Financial Services
              Group Inc.                          2,519,370
     13,500  Lazard Ltd., Cl. A                     639,090
     36,600  The Allstate Corp.                   2,383,026
                                               ------------
                                                 11,334,267
                                               ------------
             FOOD AND BEVERAGE -- 0.8%
     20,300  General Mills Inc.                   1,169,280
                                               ------------
             HEALTH CARE -- 1.8%
      4,600  Acuson Corp.+                          169,878
     99,000  Pfizer Inc.                          2,564,100
                                               ------------
                                                  2,733,978
                                               ------------
             HOTELS AND GAMING -- 1.6%
     39,120  Starwood Hotels & Resorts
              Worldwide Inc.                      2,445,000
                                               ------------
             METALS AND MINING -- 0.7%
     11,300  IPSCO Inc.                           1,060,731
                                               ------------
             RETAIL -- 5.0%
     80,800  CVS Corp.                            2,497,528
     62,070  Federated Department Stores Inc.     2,366,729
      9,841  Sears Holdings Corp.+                1,652,599
     30,200  The Home Depot Inc.                  1,212,832
                                               ------------
                                                  7,729,688
                                               ------------
             TELECOMMUNICATIONS -- 4.7%
     38,800  Alltel Corp.                         2,346,624
     33,400  AT&T Inc.                            1,194,050
     24,300  Harris Corp.                         1,114,398
     68,318  Verizon Communications Inc.          2,544,162
                                               ------------
                                                  7,199,234
                                               ------------
             TRANSPORTATION -- 0.8%
     15,900  Burlington Northern
              Santa Fe Corp.                      1,173,579
                                               ------------
             UTILITIES -- 3.1%
     39,700  Exelon Corp.                         2,457,033
     49,700  PG&E Corp.                           2,352,301
                                               ------------
                                                  4,809,334
                                               ------------
             TOTAL COMMON STOCKS                 93,391,973
                                               ------------
  PRINCIPAL
    AMOUNT
   --------
             ASSET BACKED SECURITIES -- 0.6%
$   825,000  GS Mortgage Securities Corp. II,
              97-GL Cl. A2D,
              6.940%, 07/13/30                      826,774
                                               ------------
             CORPORATE BONDS -- 8.6%
             BANKING -- 1.6%
  1,250,000  Bank of America Corp.,
              5.375%, 06/15/14                    1,251,468
  1,125,000  Citigroup Inc.,
              6.500%, 01/18/11                    1,178,126
                                               ------------
                                                  2,429,594
                                               ------------
             BROKERAGE -- 1.0%
  1,450,000  Goldman Sachs Group Inc.,
              6.650%, 05/15/09                    1,497,801
                                               ------------
             COMPUTER HARDWARE -- 0.5%
    750,000  Hewlett-Packard Co.,
              3.625%, 03/15/08                      736,006
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000  General Electric Co.,
              5.000%, 02/01/13                    1,188,217
                                               ------------
             ENERGY: OIL -- 1.3%
  1,000,000  Anadarko Petroleum Corp.,
              5.790%, 09/15/09 (a)                1,004,827
  1,005,000  Occidental Petroleum Corp., MTN,
              4.250%, 03/15/10                      977,381
                                               ------------
                                                  1,982,208
                                               ------------
             FOOD AND BEVERAGE -- 0.6%
    950,000  Anheuser-Busch Cos. Inc.,
              4.375%, 01/15/13                      901,555
                                               ------------
             REAL ESTATE -- 1.1%
  1,600,000  Archstone-Smith Trust,
              7.200%, 03/01/13                    1,710,704
                                               ------------
             RETAIL -- 0.8%
  1,250,000  Wal-Mart Stores Inc.,
              6.875%, 08/10/09                    1,303,055
                                               ------------
             TELECOMMUNICATIONS -- 0.9%
  1,460,000  Verizon Communications Inc.,
              Insured by MBIA, Deb.,
              6.460%, 04/15/08                    1,483,623
                                               ------------
             TOTAL CORPORATE BONDS               13,232,763
                                               ------------
             U.S.  GOVERNMENT AGENCY OBLIGATIONS -- 17.9%
             FEDERAL HOME LOAN BANK -- 3.6%
  1,500,000   3.375%, 02/23/07                    1,499,280
  1,500,000   5.125%, 06/18/08                    1,501,044
  1,000,000   4.625%, 11/21/08                      992,973
  1,500,000   5.375%, 05/18/16                    1,543,567
                                               ------------
                                                  5,536,864
                                               ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 7.0%
  2,000,000   Zero Coupon, 01/18/07               1,995,812
  1,800,000   Zero Coupon, 04/20/07               1,772,795
  2,000,000   3.500%, 09/15/07                    1,977,196
  1,500,000   4.750%, 12/08/10                    1,490,199
  2,000,000   5.000%, 07/15/14                    2,005,562
  1,500,000   5.250%, 04/18/16                    1,533,408
                                               ------------
                                                 10,774,972
                                               ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
  2,000,000   4.250%, 07/15/07                    1,989,680
  2,000,000   3.250%, 11/15/07                    1,966,932
  1,500,000   4.625%, 01/15/08                    1,491,495
  1,000,000   4.250%, 05/15/09                      984,537
  1,500,000   5.375%, 11/15/11                    1,530,274
  1,750,000   4.375%, 03/15/13                    1,696,249
  1,500,000   5.000%, 04/15/15                    1,505,442
                                               ------------
                                                 11,164,609
                                               ------------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                27,476,445
                                               ------------
             U.S. GOVERNMENT  OBLIGATIONS -- 12.1%
             U.S. INFLATION INDEX NOTES -- 1.0%
  1,500,000   0.875%, 04/15/10                    1,515,233
                                               ------------
             U.S. TREASURY NOTES -- 11.1%
  1,000,000   3.375%, 02/28/07                      997,735
  1,800,000   3.625%, 04/30/07                    1,792,408
  1,500,000   3.125%, 05/15/07                    1,489,923
  2,000,000   3.375%, 02/15/08                    1,965,704
  1,200,000   4.875%, 04/30/08                    1,199,251
  1,250,000   3.375%, 12/15/08                    1,217,335
  1,250,000   4.875%, 02/15/12                    1,261,817
  2,250,000   4.750%, 05/15/14                    2,256,505
  1,500,000   4.000%, 02/15/15                    1,429,395
  2,000,000   4.250%, 08/15/15                    1,935,938
  1,500,000   5.125%, 05/15/16                    1,545,528
                                               ------------
                                                 17,091,539
                                               ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS   18,606,772
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $140,301,849)              $153,534,727
                                               ============
----------------
              Aggregate book cost              $140,301,849
                                               ============
              Gross unrealized appreciation    $ 13,971,260
              Gross unrealized depreciation        (738,382)
                                               ------------
              Net unrealized appreciation
               (depreciation)                  $ 13,232,878
                                               ============
----------------
(a) Floating rate security. The rate disclosed is that in effect at December 31, 2006.
+    Non-income producing security.
MBIA Municipal Bond Insurance Association
MTN  Medium Term Note
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                      MARKET
    AMOUNT                                        VALUE*
   --------                                       ------
             ASSET BACKED SECURITIES -- 2.4%
 $  225,000  GS Mortgage Securities Corp. II,
              97-GL Cl. A2D,
              6.940%, 07/13/30                 $    225,484
                                               ------------
             CORPORATE BONDS -- 42.2%
             BANKING -- 5.7%
    300,000  Bank of America Corp.,
              5.375%, 06/15/14                      300,353
    225,000  Citigroup Inc.,
              6.500%, 01/18/11                      235,625
                                               ------------
                                                    535,978
                                               ------------
             COMPUTER HARDWARE -- 3.4%
    325,000  Hewlett-Packard Co.,
              3.625%, 03/15/08                      318,936
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 2.6%
    250,000  General Electric Co.,
              5.000%, 02/01/13                      247,545
                                               ------------
             ENERGY AND UTILITIES: OIL -- 6.7%
    200,000  Anadarko Petroleum Corp.,
              5.760%, 09/15/09 (c)                  200,965
    225,000  Chevron Corp.,
              3.375%, 02/15/08                      220,591
    225,000  Occidental Petroleum Corp., MTN,
              4.250%, 03/15/10                      218,817
                                               ------------
                                                    640,373
                                               ------------
             FINANCIAL SERVICES -- 16.1%
    200,000  American Express Credit Corp., MTN,
              5.510%, 06/16/11 (c)                  200,444
    300,000  Goldman Sachs Group Inc.,
              6.650%, 05/15/09                      309,890
    260,000  International Bank for
              Reconstruction & Development,
              8.625%, 10/15/16                      331,016
    275,000  Merrill Lynch & Co. Inc.,
              MTN Series C,
              5.000%, 01/15/15                      268,340
    200,000  SLM Corp.,
              5.450%, 04/25/11                      200,968
    225,000  The Bear Stearns Co. Inc.,
              2.875%, 07/02/08                      217,457
                                               ------------
                                                  1,528,115
                                               ------------
             FOOD AND BEVERAGE -- 2.5%
    250,000  Anheuser-Busch Cos. Inc.,
              4.375%, 01/15/13                      237,251
                                               ------------
             REAL ESTATE -- 1.7%
    150,000  Archstone-Smith Trust,
              7.200%, 03/01/13                      160,378
                                               ------------
             RETAIL -- 2.2%
    200,000  Wal-Mart Stores Inc.,
              6.875%, 08/10/09                      208,489
                                               ------------
             TELECOMMUNICATIONS -- 1.3%
    125,000  Verizon Communications Inc.,
              Insured by MBIA, Deb.,
              6.460%, 04/15/08                      127,023
                                               ------------
             TOTAL CORPORATE BONDS                4,004,088
                                               ------------
             U.S.  GOVERNMENT AGENCY OBLIGATIONS -- 34.2%
             FEDERAL HOME LOAN BANK -- 4.5%
    175,000   3.875%, 01/15/10                      170,276
    250,000   5.375%, 05/18/16                      257,261
                                               ------------
                                                    427,537
                                               ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 11.8%
    175,000   Zero Coupon, 01/18/07                 174,633
    250,000   3.750%, 04/15/07                      249,023
    200,000   3.500%, 09/15/07                      197,720
    250,000   3.625%, 09/15/08                      244,325
    250,000   5.250%, 04/18/16                      255,568
                                               ------------
                                                  1,121,269
                                               ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.1%
    200,000   3.250%, 11/15/07                      196,693
    175,000   5.375%, 11/15/11                      178,532
    200,000   4.375%, 03/15/13                      193,857
    154,381   5.500%, 09/01/20                      154,541
    144,119   5.500%, 01/01/35                      142,619
                                               ------------
                                                    866,242
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.8% 9,968 GNMA, Pool #580871,
              6.500%, 12/15/31                       10,247
     93,956  GNMA, Pool #562288,
              6.000%, 12/15/33                       95,387
    160,760  GNMA, Pool #604946,
              5.500%, 01/15/34                      160,137
    134,848  GNMA, Pool #604970,
              5.500%, 01/15/34                      134,326
    181,647  GNMA, Pool #003747,
              5.000%, 08/20/35                      175,997
    253,586  GNMA, Pool #550728,
              5.500%, 11/15/35                      252,508
                                               ------------
                                                    828,602
                                               ------------
             TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                  3,243,650
                                               ------------
             U.S. GOVERNMENT  OBLIGATIONS -- 21.2%
             U.S. INFLATION INDEX NOTES -- 2.9%
    275,000   0.875%, 04/15/10                      277,793
                                               ------------
             U.S. TREASURY BONDS -- 10.1%
    250,000   7.125%, 02/15/23                      311,289
    300,000   6.125%, 11/15/27                      348,164
    275,000   5.500%, 08/15/28                      297,172
                                               ------------
                                                    956,625
                                               ------------
             U.S. TREASURY NOTES -- 8.2%
    275,000   4.750%, 05/15/14                      275,795
    300,000   4.250%, 08/15/15                      290,391
    200,000   5.125%, 05/15/16                      206,070
                                               ------------
                                                    772,256
                                               ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS    2,006,674
                                               ------------


     SHARES
     ------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
          8  Forman Petroleum Corp., Series A,
              expire 01/14/07+ (a) (b)                    0
         25  Forman Petroleum Corp., Series B,
              expire 01/14/07+ (a) (b)                    1
         25  Forman Petroleum Corp., Series C,
              expire 01/14/07+ (a) (b)                    0
         25  Forman Petroleum Corp., Series D,
              expire 01/14/07+ (a) (b)                    0
                                               ------------
                                                          1
                                               ------------
             TOTAL WARRANTS                               1
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $9,500,219)                $  9,479,897
                                               ============
----------------
              Aggregate book cost              $  9,500,219
                                               ============
              Gross unrealized appreciation    $    105,551
              Gross unrealized depreciation        (125,873)
                                               ------------
              Net unrealized appreciation
               (depreciation)                  $    (20,322)
                                               ============
----------------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $1 or 0.00% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Decmber 31, 2006, the market value of Rule 144A securities amounted to $1 or 0.00% of total investments.
(c) Floating rate security. The rate disclosed is that in effect at December 31, 2006.
+    Non-income producing security.
MBIA Municipal Bond Insurance Association
MTN  Medium Term Note
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 4.0%
      5,200  Moog Inc., Cl. A+                 $    198,588
      4,600  Teledyne Technologies Inc.+            184,598
                                               ------------
                                                    383,186
                                               ------------
             BUILDING AND CONSTRUCTION -- 5.1%
      6,300  Layne Christensen Co.+                 206,829
      1,800  NCI Building Systems Inc.+              93,150
      3,000  Washington Group
              International Inc.+                   179,370
                                               ------------
                                                    479,349
                                               ------------
             BUSINESS SERVICES -- 4.4%
      6,100  Macquarie Infrastructure
              Co. Trust                             216,428
      4,700  URS Corp.+                             201,395
                                               ------------
                                                    417,823
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 8.4%
      6,600  Hurco Cos. Inc.+                       209,748
      5,300  Hyperion Solutions Corp.+              190,482
      5,500  ManTech International Corp.,
              Cl. A+                                202,565
      5,800  SI International Inc.+                 188,036
                                               ------------
                                                    790,831
                                               ------------
             CONSUMER PRODUCTS -- 3.2%
      4,800  Alberto-Culver Co.                     102,960
      8,900  Knoll Inc.                             195,800
                                               ------------
                                                    298,760
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.0%
      3,200  Kennametal Inc.                        188,320
      1,500  Oregon Steel Mills Inc.+                93,615
                                               ------------
                                                    281,935
                                               ------------
             ELECTRONICS -- 2.0%
      7,850  Benchmark Electronics Inc.+            191,226
                                               ------------
             ENERGY AND UTILITIES -- 9.0%
      3,200  Atmos Energy Corp.                     102,112
      7,100  Cleco Corp.                            179,133
      5,500  Foundation Coal Holdings Inc.          174,680
      6,400  Oil States International Inc.+         206,272
      2,100  Unit Corp.+                            101,745
      2,000  Whiting Petroleum Corp.+                93,200
                                               ------------
                                                    857,142
                                               ------------
             EQUIPMENT AND SUPPLIES -- 7.1%
      5,300  Greenbrier Cos. Inc.                   159,000
      3,000  Hydril Co.+                            225,570
      4,100  IDEX Corp.                             194,381
        900  Middleby Corp.+                         94,203
                                               ------------
                                                    673,154
                                               ------------
             FINANCIAL SERVICES -- 8.4%
      6,500  Boston Private Financial
              Holdings Inc.                         183,365
      5,700  Cathay General Bancorp                 196,707
      4,000  Placer Sierra Bancshares                95,080
      5,800  Seabright Insurance
              Holdings Inc.+                        104,458
      5,600  Stifel Financial Corp.+                219,688
                                               ------------
                                                    799,298
                                               ------------
             FOOD AND BEVERAGE -- 2.5%
      5,600  J & J Snack Foods Corp.                231,840
                                               ------------
             HEALTH CARE -- 2.3%
     19,900  Five Star Quality Care Inc.+           221,885
                                               ------------
             HOTELS AND GAMING -- 4.4%
      7,500  Marcus Corp.                           191,850
      4,800  Orient-Express Hotels Ltd., Cl. A      227,136
                                               ------------
                                                    418,986
                                               ------------
             METALS AND MINING -- 6.4%
      5,400  Claymont Steel Holdings Inc.+           99,306
      4,100  Cleveland-Cliffs Inc.                  198,604
      6,000  Northwest Pipe Co.+                    201,720
      1,400  RTI International Metals Inc.+         109,508
                                               ------------
                                                    609,138
                                               ------------
             REAL ESTATE -- 10.7%
      6,100  Getty Realty Corp.                     188,490
      4,200  LaSalle Hotel Properties               192,570
      4,300  Lexington Corporate
              Properties Trust                       96,406
      4,477  Longview Fibre Co.                      98,270
      4,400  Maguire Properties Inc.                176,000
      3,800  Post Properties Inc.                   173,660
      3,400  Sunstone Hotel Investors Inc.           90,882
                                               ------------
                                                  1,016,278
                                               ------------
             RETAIL -- 8.2%
     10,700  CKE Restaurants Inc.                   196,880
      2,800  The Children's Place
              Retail Stores Inc.+                   177,856
      5,300  The Men's Wearhouse Inc.               202,778
      7,700  The Warnaco Group Inc.+                195,426
                                               ------------
                                                    772,940
                                               ------------
             TELECOMMUNICATIONS -- 3.5%
     14,576  General Communication Inc.,
              Cl. A+                                229,281
      5,100  Iowa Telecommunications
              Services Inc.                         100,521
                                               ------------
                                                    329,802
                                               ------------
             TRANSPORTATION -- 7.4%
      8,100  Arlington Tankers Ltd.                 189,297
      1,700  Freightcar America Inc.                 94,265
      7,200  Genco Shipping & Trading Ltd.          201,168
      8,100  Horizon Lines Inc., Cl. A              218,376
                                               ------------
                                                    703,106
                                               ------------
             TOTAL COMMON STOCKS                  9,476,679
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $7,962,663)                $  9,476,679
                                               ============
---------------
              Aggregate book cost              $  7,962,663
                                               ============
              Gross unrealized appreciation    $  1,540,726
              Gross unrealized depreciation         (26,710)
                                               ------------
              Net unrealized appreciation
               (depreciation)                  $  1,514,016
                                               ============
---------------
 +   Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             COMMON STOCKS -- 33.8%
             BANKING -- 4.1%
      5,600  Bank of America Corp.             $    298,984
      2,800  Citigroup Inc.                         155,960
                                               ------------
                                                    454,944
                                               ------------
             BUSINESS SERVICES -- 2.7%
      8,600  Macquarie Infrastructure
              Co. Trust                             305,128
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 1.3%
      2,700  FPL Group Inc.                         146,934
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 3.4%
      7,900  Enterprise Products Partners LP        228,942
      5,663  Universal Compression
              Partners LP+                          152,052
                                               ------------
                                                    380,994
                                               ------------
             ENERGY AND UTILITIES: OIL -- 1.8%
      6,100  Breitburn Energy Partners LP+          147,010
      2,300  Teekay Offshore Partners LP+            60,628
                                               ------------
                                                    207,638
                                               ------------
             FINANCIAL SERVICES -- 1.4%
      1,900  AllianceBernstein Holding LP           152,760
                                               ------------
             FOOD AND BEVERAGE -- 1.3%
      5,695  Reddy Ice Holdings Inc.                147,045
                                               ------------
             HEALTH CARE -- 2.6%
     11,400  Pfizer Inc.                            295,260
                                               ------------
             METALS AND MINING -- 2.2%
      9,300  Penn Virginia Resource
              Partners LP                           241,893
                                               ------------
             PUBLISHING -- 1.3%
      5,100  Idearc Inc.+                           146,115
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 3.8%
      4,500  Getty Realty Corp.                     139,050
      3,700  Healthcare Realty Trust Inc.           146,298
      3,482  Rayonier Inc.                          142,936
                                               ------------
                                                    428,284
                                               ------------
             TRANSPORTATION -- 7.9%
     12,500  Arlington Tankers Ltd.                 292,125
     18,500  Double Hull Tankers Inc.               299,515
      8,800  Teekay LNG Partners LP                 293,128
                                               ------------
                                                    884,768
                                               ------------
             TOTAL COMMON STOCKS                  3,791,763
                                               ------------
             PREFERRED STOCKS -- 21.8%
             BROADCASTING -- 2.7%
     12,000  CBS Corp., 7.250% Pfd.                 301,080
                                               ------------
             BROKERAGE -- 2.7%
     11,800  Lehman Brothers Holdings Inc.,
              6.080% Pfd., Ser. G (a)               304,912
                                               ------------
             FINANCIAL SERVICES -- 16.4%
     12,000  Bank One Capital VI, 7.200% Pfd.       304,440
     11,600  Barclays Bank plc, 6.625% Pfd.,
              Ser. 2                                308,560
      6,000  Fannie Mae, 7.000% Pfd.,
              Ser. O (a)                            321,375
     12,300  General Electric Capital Corp.,
              5.875% Pfd.                           306,147
     11,600  Metlife Inc., 6.390% Pfd.,
              Ser. A (a)                            306,124
     11,900  Wells Fargo Capital Trust IV,
              7.000% Pfd.                           299,761
                                               ------------
                                                  1,846,407
                                               ------------
             TOTAL PREFERRED STOCKS               2,452,399
                                               ------------
             CONVERTIBLE PREFERRED STOCKS -- 7.0%
             BROKERAGE -- 2.6%
     10,600  Lehman Brothers Holdings Inc.,
              6.250% Cv. Pfd., Ser. GIS             291,712
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 2.6%
      4,900  Entergy Corp., 7.625% Cv. Pfd.         291,452
                                               ------------
             FINANCIAL SERVICES -- 1.8%
        600  Alleghany Corp., 5.750% Cv. Pfd.       200,250
                                               ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS                      783,414
                                               ------------
  PRINCIPAL
   AMOUNT
  --------
             CORPORATE BONDS -- 4.9%
             ENERGY AND UTILITIES -- 2.7%
 $  300,000  Anadarko Petroleum Corp.,
              5.760%, 09/15/09 (a)                  301,448
                                               ------------
             FINANCIAL SERVICES -- 2.2%
    250,000  American Express Credit Corp., MTN,
              5.510%, 06/16/11 (a)                  250,556
                                               ------------
             TOTAL CORPORATE BONDS                  552,004
                                               ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.5%
             FEDERAL HOME LOAN BANK -- 6.2%
    375,000   4.625%, 01/18/08                      372,865
    325,000   5.125%, 06/18/08                      325,226
                                               ------------
                                                    698,091
                                               ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 2.2%
    250,000   Zero Coupon, 01/18/07                 249,476
                                               ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.1%
    450,000   4.250%, 07/15/07                      447,678
    350,000   3.250%, 11/15/07                      344,213
                                               ------------
                                                    791,891
                                               ------------
             TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                  1,739,458
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 17.0%
             U.S. TREASURY NOTES -- 17.0%
    250,000   3.375%, 02/28/07                      249,434
    275,000   3.750%, 03/31/07                      274,184
    300,000   3.125%, 05/15/07                      297,985
    400,000   3.625%, 06/30/07                      397,437
    375,000   3.375%, 02/15/08                      368,569
    325,000   4.875%, 04/30/08                      324,797
                                               ------------
                                                  1,912,406
                                               ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS    1,912,406
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $10,677,063)               $ 11,231,444
                                               ============
-------------
              Aggregate book cost              $ 10,677,063
                                               ============
              Gross unrealized appreciation    $    582,705
              Gross unrealized depreciation         (28,324)
                                               ------------
              Net unrealized appreciation
                (depreciation)                 $    554,381
                                               ============
-------------
 (a) Floating rate security. The rate disclosed is that in effect at December 31, 2006.
 +   Non-income producing security.
 MTN Medium Term Note
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             COMMON STOCKS -- 98.4%
             AGRICULTURE -- 0.4%
        200  J.G. Boswell Co.                  $    143,100
          5  Limoneira Co.                            1,325
                                               ------------
                                                    144,425
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
        200  Amerityre Corp.+                           790
     50,000  Earl Scheib Inc.+                      177,000
     18,000  Midas Inc.+                            414,000
     27,000  Proliance International Inc.+          124,200
      1,000  Puradyn Filter Technologies Inc.+          580
     30,000  Standard Motor Products Inc.           449,400
                                               ------------
                                                  1,165,970
                                               ------------
             AVIATION: PARTS AND SERVICES -- 1.5%
      8,000  CPI Aerostructures Inc.+                57,440
        800  Curtiss-Wright Corp.                    29,664
      6,200  Kaman Corp.                            138,818
    155,000  The Fairchild Corp., Cl. A+            339,450
                                               ------------
                                                    565,372
                                               ------------
             BROADCASTING -- 4.1%
     53,000  Acme Communications Inc.+              266,060
     25,000  Beasley Broadcast Group Inc.,
              Cl. A                                 239,250
     50,000  Crown Media Holdings Inc., Cl. A+      181,500
     10,000  Fisher Communications Inc.+            442,100
      5,000  Granite Broadcasting Corp.+                650
     23,000  Gray Television Inc.                   168,590
     10,000  ION Media Networks Inc.+                 5,000
      9,000  Salem Communications Corp., Cl. A      107,550
     40,000  Young Broadcasting Inc., Cl. A+        112,800
                                               ------------
                                                  1,523,500
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.6%
      4,000  Huttig Building Products Inc.+          21,160
      6,000  The Monarch Cement Co.                 201,000
                                               ------------
                                                    222,160
                                               ------------
             BUSINESS SERVICES -- 3.7%
    150,000  AMICAS Inc.+                           441,000
     28,000  ANC Rental Corp.+                            6
     74,000  Edgewater Technology Inc.+             452,140
     41,000  Nashua Corp.+                          343,170
        804  National Stock Yards Co.               135,876
     10,000  PubliCARD Inc.+                            150
        500  StarTek Inc.                             6,770
                                               ------------
                                                  1,379,112
                                               ------------
             CABLE -- 0.1%
     90,000  Adelphia Communications Corp.,
              Cl. A+                                    900
      2,500  Outdoor Channel Holdings Inc.+          32,075
                                               ------------
                                                     32,975
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
      1,000  Andrew Corp.+                           10,230
     10,000  Communications Systems Inc.             99,900
                                               ------------
                                                    110,130
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 4.3%
      2,000  @Road Inc.+                             14,600
     23,881  Gemplus International SA+               47,916
      5,600  Lab-Volt Systems Inc.+ (a)              65,800
     25,000  Mobius Management Systems Inc.+        166,250
    447,500  Net Perceptions Inc.+                1,096,375
        834  Prosoft Learning Corp.+                      6
    850,000  StorageNetworks Inc. Escrow+ (a)        25,500
      4,500  Tyler Technologies Inc.+                63,270
      9,000  Vitria Technology Inc.+                 24,210
     20,000  Xanser Corp.+                           97,200
                                               ------------
                                                  1,601,127
                                               ------------
             CONSUMER PRODUCTS -- 4.0%
     68,000  Adams Golf Inc.+                       133,960
      6,000  American Locker Group Inc.+             26,100
      1,000  Ducati Motor Holding SpA, ADR           11,910
      5,000  Levcor International Inc.+               2,000
      4,500  Marine Products Corp.                   52,830
      1,000  Marzotto SpA                             4,524
        300  National Presto Industries Inc.         17,961
    175,000  Schiff Nutrition
              International Inc.+                 1,163,750
     41,530  Syratech Corp.+                          3,530
      2,000  Valentino Fashion Group SpA             81,843
                                               ------------
                                                  1,498,408
                                               ------------
             CONSUMER SERVICES -- 0.0%
      1,000  Collectors Universe Inc.                13,400
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 4.7%
      7,000  Ampco-Pittsburgh Corp.                 234,360
     25,500  Haulotte Group                         679,955
     62,000  Katy Industries Inc.+                  166,160
      2,000  Lindsay Corp.                           65,300
     15,000  Magnetek Inc.+                          84,750
        200  Oregon Steel Mills Inc.+                12,482
     11,750  RWC Inc.+                               23,500
     35,000  Tech/Ops Sevcon Inc.                   276,500
        500  The Lamson & Sessions Co.+              12,130
     24,000  WHX Corp.+                             202,800
                                               ------------
                                                  1,757,937
                                               ------------
             EDUCATIONAL SERVICES -- 0.0%
        500  Universal Technical
              Institute Inc.+                        11,105
                                               ------------
             ELECTRONICS -- 2.8%
      1,000  Alliance Semiconductor Corp.+            4,380
      6,000  California Micro Devices Corp.+         26,280
     16,000  CTS Corp.                              251,200
     11,500  George Risk Industries Inc.             96,025
    110,000  IntriCon Corp.+                        546,700
      5,000  Methode Electronics Inc.                54,150
     20,000  SIRIT Inc.+                              3,173
      4,000  Zoran Corp.+                            58,320
                                               ------------
                                                  1,040,228
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.5%
        800  British Energy Group plc+                8,505
        500  Green Mountain Power Corp.              16,945
      7,000  Unitil Corp.                           177,450
                                               ------------
                                                    202,900
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 2.7%
     25,000  Aquila Inc.+                           117,500
     34,950  Florida Public Utilities Co.           463,087
      6,500  MGE Energy Inc.                        237,770
        800  Pardee Resources Co. Inc.              152,000
     95,200  Progress Energy Inc., CVO+              30,940
                                               ------------
                                                  1,001,297
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
        500  Cascade Natural Gas Corp.               12,960
      4,000  Chesapeake Utilities Corp.             122,600
     15,000  Corning Natural Gas Corp.+             257,250
      1,000  Evergreen Energy Inc.+                   9,890
     31,200  PetroCorp Escrow Shares+ (a)             1,872
     15,500  RGC Resources Inc.                     392,925
      2,100  U.S. Energy Corp.+                      10,605
                                               ------------
                                                    808,102
                                               ------------
             ENERGY AND UTILITIES: SERVICES -- 3.1%
     13,000  Acergy SA, ADR+                        250,380
        950  Covanta Holding Corp.+                  20,938
     52,000  RPC Inc.                               877,760
                                               ------------
                                                  1,149,078
                                               ------------
             ENERGY AND UTILITIES: WATER -- 2.1%
      4,500  Artesian Resources Corp., Cl. A         88,470
      1,500  BIW Ltd.                                23,550
      2,500  California Water Service Group         101,000
      4,000  Consolidated Water Co. Ltd.             99,720
      6,000  Middlesex Water Co.                    112,380
      9,100  SJW Corp.                              352,716
                                               ------------
                                                    777,836
                                               ------------
             ENTERTAINMENT -- 2.6%
     12,500  Canterbury Park Holding Corp.          171,250
      1,802  Chestnut Hill Ventures+ (a)             38,701
     34,000  Dover Motorsports Inc.                 180,540
     21,000  Jetix Europe NV+                       529,470
        800  LodgeNet Entertainment Corp.+           20,024
      2,000  Triple Crown Media Inc.+                15,480
                                               ------------
                                                    955,465
                                               ------------
             ENVIRONMENTAL CONTROL -- 0.1%
     10,000  BioteQ Environmental
              Technologies Inc.+                     21,438
                                               ------------
             EQUIPMENT AND SUPPLIES -- 6.4%
    135,900  Baldwin Technology Co. Inc.,
              Cl. A+                                679,500
     15,000  Capstone Turbine Corp.+                 18,450
     21,500  Cherokee International Corp.+           86,000
     12,000  Core Molding Technologies Inc.+        115,800
     20,000  Fedders Corp.+                          20,000
      1,000  Genoil Inc.+                               472
      3,500  Gerber Scientific Inc.+                 43,960
      9,000  Gildemeister AG                        114,052
      4,000  GrafTech International Ltd.+            27,680
     20,000  L.S. Starrett Co., Cl. A               325,000
     20,000  Maezawa Kyuso Industries Co. Ltd.      327,717
      7,500  Mine Safety Appliances Co.             274,875
     13,600  SL Industries Inc.+                    221,000
      1,000  SRS Labs Inc.+                          10,820
      5,700  The Eastern Co.                        110,523
        500  Watts Water Technologies Inc.,
              Cl. A                                  20,555
                                               ------------
                                                  2,396,404
                                               ------------
             FINANCIAL SERVICES -- 19.2%
      1,000  Bancshares of Florida Inc.+             20,480
     15,500  Berkshire Bancorp Inc.                 252,650
     11,000  Crazy Woman Creek Bancorp Inc.         220,110
    286,000  Epoch Holding Corp.+                 2,842,840
      6,000  Fidelity Southern Corp.                111,660
     30,000  Flushing Financial Corp.               512,100
     31,000  Fulton Financial Corp.                 517,700
         10  Guaranty Corp., Cl. A+                 158,000
     70,000  Ladenburg Thalmann
              Financial Services Inc.+               85,400
        500  Magyar Bancorp Inc.+                     6,900
      3,150  Northrim BanCorp Inc.                   83,790
      6,400  Parish National Corp.                  598,400
      9,167  Patriot National Bancorp Inc.          240,634
      2,500  PennFed Financial Services Inc.         48,300
      5,000  Provident New York Bancorp              74,900
     11,500  Seacoast Banking Corp. of Florida      285,200
        116  Sunwest Bank+                          394,400
     12,000  SWS Group Inc.                         428,400
     14,000  Synergy Financial Group Inc.           230,720
      1,000  TIB Financial Corp.                     17,490
                                               ------------
                                                  7,130,074
                                               ------------
             FOOD AND BEVERAGE -- 2.4%
      4,000  Boston Beer Co. Inc., Cl. A+           143,920
      4,000  Genesee Corp., Cl. A+                    6,640
     30,100  Genesee Corp., Cl. B+                   54,180
      2,000  J & J Snack Foods Corp.                 82,800
     28,000  Lifeway Foods Inc.+                    261,800
     14,000  MGP Ingredients Inc.                   316,540
        400  Scheid Vineyards Inc., Cl. A+           12,800
        500  Seneca Foods Corp., Cl. A+              12,275
      1,000  The Inventure Group Inc.+                2,450
        100  Willamette Valley Vineyards Inc.+          682
                                               ------------
                                                    894,087
                                               ------------
             HEALTH CARE -- 10.4%
     25,000  AFP Imaging Corp.+                      35,000
      2,000  Alpharma Inc., Cl. A                    48,200
     13,000  Arkopharma                             199,921
     49,000  BioLase Technology Inc.+               428,750
      2,200  Biosite Inc.+                          107,470
     10,000  Boiron SA                              241,436
      1,000  Bruker BioSciences Corp.+                7,510
     18,000  Cholestech Corp.+                      331,560
     96,000  Del Global Technologies Corp.+         148,800
      3,000  DexCom Inc.+                            29,580
     15,279  Exactech Inc.+                         217,420
      8,600  I-Flow Corp.+                          128,570
      1,000  ICU Medical Inc.+                       40,680
      1,000  IntraLase Corp.+                        22,380
     21,000  Lifecore Biomedical Inc.+              374,430
     14,000  Neogen Corp.+                          310,800
      2,500  NMT Medical Inc.+                       33,825
      1,000  Orthofix International NV+              50,000
     21,000  Quidel Corp.+                          286,020
     36,000  Regeneration Technologies Inc.+        210,960
        400  Sirona Dental Systems Inc.              15,404
     76,500  Sonic Innovations Inc.+                398,565
      2,000  Tutogen Medical Inc.+                   14,460
     11,500  United-Guardian Inc.                   103,615
      3,000  Young Innovations Inc.                  99,900
                                               ------------
                                                  3,885,256
                                               ------------
             HOTELS AND GAMING -- 0.2%
      1,000  Cloverleaf Kennel Club, Cl. A+           2,700
      4,000  Dover Downs Gaming &
              Entertainment Inc.                     53,480
      2,000  Florida Gaming Corp.+                   26,480
                                               ------------
                                                     82,660
                                               ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 3.6%
     75,000  Cavalier Homes Inc.+                   315,000
      9,000  Cavco Industries Inc.+                 315,360
      9,000  Nobility Homes Inc.                    239,310
     15,000  Palm Harbor Homes Inc.+                210,300
      6,000  Skyline Corp.                          241,320
                                               ------------
                                                  1,321,290
                                               ------------
             METALS AND MINING -- 0.0%
    615,000  Royal Oak Mines Inc.+                       62
      2,000  Uranium Resources Inc.+                 11,600
                                               ------------
                                                     11,662
                                               ------------
             MUTUAL FUNDS -- 0.9%
     24,000  MVC Capital Inc.                       320,640
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.1%
        300  Keweenaw Land Association Ltd.          53,700
                                               ------------
             PUBLISHING -- 0.4%
     90,000  PRIMEDIA Inc.+                         152,100
                                               ------------
             REAL ESTATE -- 4.4%
      5,000  Capital Properties Inc., Cl. A         119,625
        350  Case Pomeroy & Co. Inc., Cl. A         647,500
         50  Case Pomeroy & Co. Inc., Cl. B          95,625
      2,500  CKX Lands Inc.                          33,250
     15,500  Griffin Land & Nurseries Inc.+         502,975
      3,000  Gyrodyne Co. of America Inc.+          185,310
        400  Holobeam Inc.+                          17,520
      2,508  Royalty LLC (a)                         19,925
                                               ------------
                                                  1,621,730
                                               ------------
             RESTAURANTS -- 0.7%
     17,000  Nathan's Famous Inc.+                  244,120
                                               ------------
             RETAIL -- 0.9%
      2,200  Bowlin Travel Centers Inc.+              4,125
     24,000  CoolBrands International Inc.+          26,549
      1,000  Cost-U-Less Inc.+                        8,050
     10,000  Movado Group Inc.                      290,000
                                               ------------
                                                    328,724
                                               ------------
             SPECIALTY CHEMICALS -- 1.9%
    267,226  General Chemical Group Inc.+             5,345
     30,000  Hawkins Inc.                           429,000
      1,000  KMG Chemicals Inc.                      10,000
     55,000  Omnova Solutions Inc.+                 251,900
                                               ------------
                                                    696,245
                                               ------------
             TELECOMMUNICATIONS -- 3.6%
      1,000  Ambient Corp.+                              85
      1,000  Applied Signal Technology Inc.          14,060
     24,000  D&E Communications Inc.                303,600
     13,000  HickoryTech Corp.                       92,950
         80  Horizon Telecom Inc., Cl. A              7,180
        339  Horizon Telecom Inc., Cl. B             27,120
      1,200  Lexcom Inc., Cl. B                      44,580
     20,000  New Ulm Telecom Inc.                   217,000
      2,305  NTL Inc.                                58,178
     10,000  PNV Inc.+                                   15
        300  Preformed Line Products Co.             10,575
      6,000  Shenandoah Telecommunications Co.      282,060
     20,000  Stratos International Inc.+            152,000
     33,000  Sycamore Networks Inc.+                124,080
                                               ------------
                                                  1,333,483
                                               ------------
             TRANSPORTATION -- 0.1%
      2,500  Providence and Worcester
              Railroad Co.                           48,750
                                               ------------
             WIRELESS COMMUNICATIONS -- 0.3%
      9,000  Rural Cellular Corp., Cl. A+           118,260
                                               ------------
             TOTAL COMMON STOCKS                 36,621,150
                                               ------------
             PREFERRED STOCKS -- 1.3%
             Automotive: Parts and Accessories -- 1.3%
     16,000  Jungheinrich AG Pfd.                   487,888
                                               ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.2%
             Business Services -- 0.0%
        150  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A+                5,243
                                               ------------
             FOOD AND BEVERAGE -- 0.2%
      3,000  Seneca Foods Corp.,
              Cv. Pfd., Ser. 2003+                   73,650
                                               ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS                       78,893
                                               ------------
             WARRANTS -- 0.1%
             BUSINESS SERVICES -- 0.0%
      1,666  Avalon Digital Marketing
              Systems Inc.,
              expire 11/11/11+ (a)(c)                     0
     37,500  Interep National Radio
              Sales Inc.,
              expire 05/06/07+ (a)(b)(c)                  0
                                               ------------
                                                          0
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780  WHX Corp., expire 02/28/08+              1,550
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.1%
      1,680  British Energy Group plc,
              expire 01/17/10+                       13,569
                                               ------------
             TOTAL WARRANTS                          15,119
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $25,425,927)               $ 37,203,050
                                               ============
----------------
              Aggregate book cost              $ 25,425,927
                                               ============
              Gross unrealized appreciation    $ 14,745,791
              Gross unrealized depreciation      (2,968,668)
                                               ------------
              Net unrealized appreciation
                (depreciation)                 $ 11,777,123
                                               ============
----------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $151,798 or 0.41% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the market value of Rule 144A securities amounted to $0 or 0.00% of total investments.
 (c) At December 31, 2006, the Fund held investments in restricted securities amounting to $0 or 0.00% of total investments, which were valued under methods approved by the Board, as follows:
                                                                      12/31/06
                                                                      CARRYING
ACQUISITION                              ACQUISITION   ACQUISITION     VALUE
  SHARES    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
   1,666    Avalon Digital Marketing
             Systems Inc., Warrants
             expire 11/11/11 ............. 04/03/00        --            --
  37,500    Interep National Radio
             Sales Inc., Warrants
             expire 05/06/07 ............. 05/03/02        --            --

 +   Non-income producing security.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westwood Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     January 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     January 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     January 19, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.